Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2023
Fee And Commission Expenses
Schedule of fees and commissions paid or payable

Thousand of reais	2023	2022	2021

Commissions assigned to third parties (1)	4,147,976	3,918,115	3,019,496
Other fees and commissions	2,666,837	2,443,728	2,095,292
Total	6,814,813	6,361,843	5,114,788
(1)	Primarily consisting of credit cards.